Schedule of rollforward deferred tax (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Beginning balance		R$ 2,082,537	R$ 1,760,552
Deferred income taxes recognized in income from continuing operations		807,744	242,271
Deferred income taxes recognized in other comprehensive income		8,738	32,070
Deferred income taxes recognized in loss from discontinued operations		28,018
Other	[1]	(9,477)	47,644
Ending balance		R$ 2,917,560	R$ 2,082,537

[1]	Related to the foreign exchange variation effect on the balances in foreign companies.